Deutsche Investment Management Americas Inc.
                                   One Beacon Street
                                   Boston, MA 02108

                                   December 1, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



RE:      DWS Global Thematic Fund (the "Fund"), a series of DWS
         Global/International Fund, Inc. (the "Corporation"); (Reg. Nos. 33-5724 and 811-4670)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 84 to the Corporation's Registration Statement on form N-1A (the "Amendment") do not differ from that contained in the Amendment, which is the most recent amendment to the Fund's Registration Statement and was filed electronically on November 30, 2009.

         Please direct any comments or questions relating to the Amendment to the undersigned at 617-295-3011.




                                   Sincerely yours,

                                   /s/James M. Wall

                                   James M. Wall, Esq.
                                   Director and Counsel
                                   Deutsche Investment Management Americas Inc.



cc:      Adam Schlichtmann, Esq., Ropes & Gray